Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2011

Machinery and equipment	$1,098	$1,098
Computer equipment	118	70
Office equipment, furnishings, and improvements	190	187
Total	1,406	1,355
Accumulated depreciation	(1,245)	(1,193)
Total property and equipment, net	$161	$162